Related Party Transactions	12 Months Ended
Mar. 31, 2021
Related Party [Abstract]
Related Party Transactions	Related Party Transactions
Transactions with Associates
Takeda has one major associate, Teva Takeda Pharma, to which Takeda sells products and acts as a sales agent. Total transactions with Teva Takeda Pharma for the years ended March 31, 2020 and 2021 were 5,869 million JPY and 4,970 million JPY, respectively. Balances of receivables and payables are as follows:

	JPY (millions) As of March 31
	2020	2021
Trade receivables	¥1,456	¥1,336
Other receivables	2,612	1,841
Other payables	23,733	21,339
The terms and conditions of the related party transactions are entered into on terms consistent with third-party transactions and considering market prices. In addition, the receivables and payables are settled in cash and consistent with terms of third-party settlements.
There is no outstanding balance of collateral or guarantee. Impairment loss allowances are not recognized for the receivables.
Compensation for Key Management Personnel
Key management personnel are defined as members of the Board. The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Basic compensation and bonuses	¥2,226	¥2,441	1,664
Share-based compensation (expensed amount)	1,305	2,143	2,483
Other	73	45	42
Total	¥3,604	¥4,629	4,189